Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating cash flows from operating leases	$ (4,209)	$ (3,855)
Operating lease right-of-use assets obtained in exchange for lease liabilities	$ 17,573	$ 7